Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Goodwill Rollforward

($ millions)	2018	2017
Goodwill, beginning of year	251.9	251.9
Southeast Saskatchewan asset disposition	(6.2)	—
Minor property dispositions	(0.6)	—
Transferred to assets held for sale (1)	(1.1)	—
Goodwill, end of year	244.0	251.9